Options and Warrants - Schedule of Warrants Outstanding (Details) - Warrants [Member] - USD ($)			3 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Schedule of Options and Warrants Outstanding [Line Items]
Shares, Outstanding balance (in Shares)	1,283,038	1,307,671	5,488,640	5,546,973	5,546,973	1,283,038
Exercise Price, Outstanding balance (in Dollars per share)	$ 5.88	$ 6.43	$ 6.42	$ 6.37	$ 6.37	$ 5.88
Remaining Life, Outstanding balance	2 years 11 months 19 days	3 years 4 months 2 days	3 years 11 months 23 days	3 years 8 months 4 days	3 years 8 months 4 days	2 years 11 months 19 days
Intrinsic Value, Outstanding balance			$ 2,531,538		$ 10,626,018
Shares, Exercisable (in Shares)			5,488,640		5,546,973
Exercise Price, Exercisable (in Dollars per share)			$ 6.42		$ 6.37
Remaining Life, Exercisable			3 years 11 months 23 days		3 years 8 months 4 days
Intrinsic Value, Exercisable			$ 2,531,538		$ 10,626,018
Shares, Granted (in Shares)				4,402,460	4,402,460	175,833
Exercise Price, Granted (in Dollars per share)				$ 6.4	$ 6.4	$ 2.28
Remaining Life, Granted				4 years 8 months 19 days	4 years 8 months 19 days	2 years 11 months 19 days
Intrinsic Value, Granted
Shares, Expired/Cancelled (in Shares)				(50,000)	(50,000)	(200,466)
Exercise Price, Expired/Cancelled (in Dollars per share)				$ 4	$ 4	$ 6.33
Intrinsic Value, Expired/Cancelled
Shares, Exercised (in Shares)			(58,333)	(88,525)	(88,525)
Exercise Price, Exercised (in Dollars per share)			$ 1.93	$ 1.98	$ 1.98
Intrinsic Value, Exercised